As filed with the Securities and Exchange Commission on October 28, 2022
1933 Act Registration File No. 333-265863

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[_]
Post-Effective Amendment No.	1	[X]

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 765-4324

Jason F. Hadler
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Domenick Pugliese, Esq.
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Title of the securities being registered: Investor Class Shares of beneficial interest, with no par value, in the two series of the registrant designated as: Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

PART C

OTHER INFORMATION

Item 15. Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 15, 2009). With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

    Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 16. Exhibits

(1)	(a)
Amended and Restated Agreement and Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N‑1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)
Amendment dated June 1, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 636 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 24, 2015.

(c)
Amendment dated November 23, 2015 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 653 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 17, 2015.

(d)
Certificate of Amendment dated February 16, 2022 to the Amended and Restated Declaration of Trust dated June 13, 2005 is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust's Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(2)
Amended and Restated By-Laws, amended as of February 16, 2022, is herein incorporated by reference from Post-Effective Amendment No. 833 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2022.

(3)		Not Applicable.

(4)
Agreement and Plan of Reorganization was filed as Appendix A to the Combined Proxy Statement and Prospectus previously filed with Registrant’s amended Form N-14 with the SEC on August 19, 2022, and is incorporated herein by reference.

(5)		Instruments Defining Rights of Security Holders are incorporated by reference to the Trust’s Declaration of Trust and Bylaws.

(6)	(a)	Interim Investment Advisory Agreement was previously filed with Registrant’s Form N-14 with the SEC on June 27, 2022, and is incorporated herein by reference.

(b)
Form of Investment Advisory Agreement between Northern Lights Fund Trust and Osterweis Capital Management, LLC was previously filed with Registrant’s amended Form N-14 with the SEC on July 20, 2022 and is incorporated herein by reference.

(c)
Amended and Restated Investment Advisory Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(d)
Amendment to Schedule A of the Investment Advisory Agreement between the Trust, on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(7)	(a)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of the Osterweis Fund and the Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(b)
Novation Agreement by and between Quasar Distributors, LLC, Professionally Managed Portfolios and Osterweis Capital Management, Inc. dated October 2021 is herein incorporated by reference from Post-Effective Amendment No. 836 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2022.

(c)
Amendment to the Distribution Agreement between the Trust, on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(8)		None.

(9)	(a)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(a)(i)
Amendment to the Amended and Restated Custody Agreement between the Trust and U.S. Bank, N.A. on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(10)	(a)	Rule 12b-1 Plan - Not Applicable.

	(b)	Rule 18f-3 Plan - Not Applicable.

(11)
Opinion and Consent of Sullivan & Worcester LLP regarding the validity of shares to be issued by the Registrant is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(12)		Opinion of Sullivan & Worcester LLP regarding certain tax matters — Filed Herewith.

(13)	(a)
Operating Expenses Limitation Agreement dated January 1, 2016, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 688 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 29, 2016.

(a)(i)
Form of Amendment to Appendix A dated June 21, 2019 of the Operating Expenses Limitation Agreement dated January 1, 2016 between the Trust, on behalf of the Osterweis Emerging Opportunity Fund, Osterweis Total Return Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 765 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2019.

(a)(ii)
Amendment to the Operating Expenses Limitation Agreement on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(b)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(b)(i)
Amendment to the Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(c)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(c)(i)
Amendment to the Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(d)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 16, 2006.

(d)(i)
Amendment to the Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC on behalf of the Osterweis Short Duration Credit Fund and Osterweis Sustainable Credit Fund is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(14)	(a)
Consent of Independent Registered Public Accounting Firm (Cohen & Co.) is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(b)
Consent of Independent Registered Public Accounting Firm (Tait, Weller & Baker) is herein incorporated by reference from Post-Effective Amendment No. 841 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 7, 2022.

(15)		None.

(16)		Power of Attorney between was previously filed with Registrant’s Form N-14 with the SEC on June 27, 2022, and is incorporated herein by reference.

(17)		Proxy Card was previously filed with Registrant’s amended Form N-14 with the SEC on August 19, 2022 and is incorporated herein by reference.

Item 17. Undertakings

1.The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities

Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 through an amendment to this registration statement within a reasonable time after the closing of the reorganization.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Milwaukee and State of Wisconsin, on October 28, 2022.

Professionally Managed Portfolios

By: /s/ Jason F. Hadler
Jason F. Hadler
President

As required by the Securities Act of 1933, as amended, this this Registration Statement has been signed by the following persons in the capacities on October 28, 2022:

Signature	Title	Date

Kathleen T. Barr*	Trustee	October 28, 2022
Kathleen T. Barr

Eric W. Falkeis*	Trustee	October 28, 2022
Eric W. Falkeis

Steven J. Paggioli*	Trustee	October 28, 2022
Steven J. Paggioli

Ashi S. Parikh*	Trustee	October 28, 2022
Ashi S. Parikh

Cynthia M. Fornelli*	Trustee	October 28, 2022
Cynthia M. Fornelli

/s/Jason F. Hadler	President and Principal	October 28, 2022
Jason F. Hadler	Executive Officer

/s/ Craig Benton	Vice President, Treasurer and Principal	October 28, 2022
Craig Benton	Financial and Accounting Officer

*By: /s/ Carl G. Gee		October 28, 2022
Carl G. Gee, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Opinion of Sullivan & Worcester LLP regarding certain tax matters	EX-16.(12)